5 - RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Annual Rent Expense	$ 4,584	$ 4,584	$ 1,910
Minimum [Member]
Approaximate monthly rent		322
Maximum [Member]
Approaximate monthly rent		$ 400